FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03193
                                    ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 650 312-2000
                                                           ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/07
                           --------


Item 1. Schedule of Investments.


Franklin Tax-Exempt Money Fund

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.1%
  MUNICIPAL BONDS 99.1%
  ARIZONA 2.5%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
    Weekly VRDN and Put, 3.33%, 12/15/18 ..........................................................     $1,000,000     $  1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
    Weekly VRDN and Put, 3.45%, 10/01/26 ..........................................................      1,500,000        1,500,000
a Arizona State University System Revenues, Series B, AMBAC Insured, Weekly VRDN and Put,
    3.23%, 7/01/34 ................................................................................      1,300,000        1,300,000
a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
    MBIA Insured, Weekly VRDN and Put, 3.26%, 3/01/34 .............................................      1,000,000        1,000,000
                                                                                                                       -------------
                                                                                                                          4,800,000
                                                                                                                       -------------
  COLORADO 6.8%
a Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
    Bond Program,
     Refunding, Series D-1, Daily VRDN and Put, 3.58%, 7/01/36 ....................................        200,000          200,000
     Series A10, Daily VRDN and Put, 3.58%, 9/01/37 ...............................................        900,000          900,000
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 3.42%,
    11/01/29 ......................................................................................      5,000,000        5,000,000
a Denver City and County COP,
     Refunding, AMBAC Insured, Weekly VRDN and Put, 3.25%, 12/01/29 ...............................      4,000,000        4,000,000
     Wellington E. Webb, Refunding, Series C3, AMBAC Insured, Weekly VRDN and Put, 3.25%,
       12/01/29 ...................................................................................      3,000,000        3,000,000
                                                                                                                       -------------
                                                                                                                         13,100,000
                                                                                                                       -------------
  FLORIDA 10.1%
a Dade County Water and Sewer System Revenue, FGIC Insured, Weekly VRDN and Put, 3.24%,
    10/05/22 ......................................................................................      2,730,000        2,730,000
a Florida Higher Education Facilities Financing Authority Revenue, St. Thomas University Project,
    Daily VRDN and Put, 3.58%, 1/01/19 ............................................................      1,595,000        1,595,000
a Jea Water and Sewer System Revenue, Refunding, Series B, XLCA Insured, Weekly VRDN and
    Put, 3.20%, 10/01/41 ..........................................................................      3,500,000        3,500,000
a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 3.31%,
    10/01/16 ......................................................................................      1,100,000        1,100,000
a Orange County School Board COP,
     Series B, AMBAC Insured, Daily VRDN and Put, 3.58%, 8/01/25 ..................................      2,000,000        2,000,000
     Series B, FGIC Insured, Daily VRDN and Put, 3.54%, 8/01/32 ...................................        500,000          500,000
     Series B, MBIA Insured, Daily VRDN and Put, 3.58%, 8/01/27 ...................................        800,000          800,000
     Series C, MBIA Insured, Daily VRDN and Put, 3.54%, 8/01/22 ...................................        700,000          700,000
  Orlando-Orange County Expressway Authority Revenue,
     Refunding, Series C1, FSA Insured, 3.42%, 7/01/25 ............................................      3,400,000        3,400,000
a Sub Series A-1, AMBAC Insured, Weekly VRDN and Put, 3.42%, 7/01/40 ..............................      3,300,000        3,300,000
                                                                                                                       -------------
                                                                                                                         19,625,000
                                                                                                                       -------------
  GEORGIA 6.6%
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    AMBAC Insured, Weekly VRDN and Put, 3.43%, 10/01/16 ...........................................        600,000          600,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
    Refunding, Weekly VRDN and Put, 3.26%, 9/01/17 ................................................      1,000,000        1,000,000


                                          Quarterly Statement of Investments | 3

Franklin Tax-Exempt Money Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  GEORGIA (CONTINUED)
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and Put,
    3.30%, 7/01/25 ................................................................................     $8,000,000     $  8,000,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
    Weekly VRDN and Put, 3.25%, 6/15/25 ...........................................................      3,200,000        3,200,000
                                                                                                                       -------------
                                                                                                                         12,800,000
                                                                                                                       -------------
  HAWAII 0.5%
a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
    System West, Weekly VRDN and Put, 3.24%, 3/01/08 ..............................................      1,000,000        1,000,000
                                                                                                                       -------------
  ILLINOIS 3.1%
  Greenville Revenue, Greenville College Project, Mandatory Put 11/01/07, Refunding, 3.70%,
    11/01/36 ......................................................................................      1,500,000        1,500,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
    MBIA Insured, Weekly VRDN and Put, 3.24%, 1/01/10 .............................................      4,440,000        4,440,000
                                                                                                                       -------------
                                                                                                                          5,940,000
                                                                                                                       -------------
  INDIANA 2.1%
  Indiana Bond Bank Revenue, Advance Funding Program Notes, Series A, 4.25%, 1/31/08 . ............      4,000,000        4,005,780
                                                                                                                       -------------
  IOWA 2.6%
  Iowa State School Cash Anticipation Program Revenue, School Corps., wts. Certificates, Series A,
    4.50%, 6/27/08 ................................................................................      5,000,000        5,024,226
                                                                                                                       -------------
  KENTUCKY 2.3%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
    FGIC Insured, Weekly VRDN and Put, 3.45%, 12/01/15 ............................................      3,500,000        3,500,000
a Shelby County Lease Revenue, Series A, Daily VRDN and Put, 3.58%, 9/01/34 .......................      1,000,000        1,000,000
                                                                                                                       -------------
                                                                                                                          4,500,000
                                                                                                                       -------------
  LOUISIANA 2.6%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 3.58%, 9/01/17 ..............................      5,105,000        5,105,000
                                                                                                                       -------------
  MARYLAND 1.1%
a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
    Project, Refunding, FNMA Insured, Weekly VRDN and Put, 3.25%, 6/15/26 .........................      2,100,000        2,100,000
                                                                                                                       -------------
  MASSACHUSETTS 12.0%
a Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
    and Put, 3.27%, 3/01/30 .......................................................................      4,600,000        4,600,000
a Massachusetts State Development Finance Agency Revenue, Suffolk University, Refunding,
    Radian Insured, Weekly VRDN and Put, 6.00%, 7/01/32 ...........................................      3,000,000        3,000,000
a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 3.42%, 9/01/16 ................      7,700,000        7,700,000
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 3.54%, 1/01/35 ...........................        260,000          260,000
  Massachusetts State School Building Authority Revenue, TECP, Series A, 3.50%, 1/10/08............      4,000,000        4,000,000
a Massachusetts State Water Resources Authority Revenue, Multi-Modal, General, Refunding,
    Sub Series D, Daily VRDN and Put, 3.58%, 8/01/17 ..............................................      3,650,000        3,650,000
                                                                                                                       -------------
                                                                                                                         23,210,000
                                                                                                                       -------------


4 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MICHIGAN 3.5%
  Detroit Sewer Disposal System Revenue, second lien, Mandatory Put 7/10/08, Series E,
    FGIC Insured, 3.74%, 7/01/31 ..................................................................     $1,500,000     $  1,500,000
a Grand Valley State University Revenue, General, Refunding, XLCA Insured, Weekly VRDN and
    Put, 3.47%, 12/01/25 ..........................................................................      2,900,000        2,900,000
a Michigan State Revenue, Grant Anticipation Notes, Series B, FSA Insured, Weekly VRDN and
    Put, 3.24%, 9/15/09 ...........................................................................        200,000          200,000
a Michigan State University Revenues,
    General, Refunding, Series B, Weekly VRDN and Put, 3.27%, 2/15/26 .............................      2,000,000        2,000,000
    Series A, Daily VRDN and Put, 3.58%, 8/15/32 ..................................................        105,000          105,000
                                                                                                                       -------------
                                                                                                                          6,705,000
                                                                                                                       -------------
  MINNESOTA 2.3%
a Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put, 3.38%,
    9/01/24 .......................................................................................      1,300,000        1,300,000
a Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 3.38%,
    11/01/31 ......................................................................................        250,000          250,000
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
    3.28%, 10/01/23 ...............................................................................      3,000,000        3,000,000
                                                                                                                       -------------
                                                                                                                          4,550,000
                                                                                                                       -------------
  MISSOURI 2.2%
a Missouri State Health and Educational Facilities Authority Educational Authority Revenue,
    St. Louis University, Refunding, Series A, MBIA Insured, Daily VRDN and Put, 3.57%,
      10/01/35 ....................................................................................        300,000          300,000
a Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM Health
    Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.58%, 6/01/19 ............        400,000          400,000
  St. Louis General Fund Revenue, TRAN, 4.50%, 6/30/08 ............................................      3,500,000        3,516,731
                                                                                                                       -------------
                                                                                                                          4,216,731
                                                                                                                       -------------
  NEW HAMPSHIRE 4.4%
a New Hampshire Health and Educational Facilities Authority Revenue, Dartmouth College,
    Refunding, Series B, Daily VRDN and Put, 3.64%, 6/01/41 .......................................      5,600,000        5,600,000
a New Hampshire Higher Educational and Health Facilities Authority Revenue, VHA New England
    Inc., Series G, AMBAC Insured, Weekly VRDN and Put, 3.30%, 12/01/25 ...........................      3,025,000        3,025,000
                                                                                                                       -------------
                                                                                                                          8,625,000
                                                                                                                       -------------
  NEW JERSEY 4.5%
a New Jersey EDA School Revenue, School Facilities Construction, Sub Series R-3, Daily VRDN
    and Put, 3.43%, 9/01/31 .......................................................................      2,800,000        2,800,000
a New Jersey Sports and Exposition Revenue, Series C, MBIA Insured, Weekly VRDN and Put,
    3.38%, 9/01/24 ................................................................................      2,500,000        2,500,000
a New Jersey State Turnpike Authority Turnpike Revenue,
     Refunding, Series D, FGIC Insured, Weekly VRDN and Put, 3.18%, 1/01/18 .......................      1,000,000        1,000,000
     Series C-2, FSA Insured, Weekly VRDN and Put, 3.28%, 1/01/24 .................................      2,500,000        2,500,000
                                                                                                                       -------------
                                                                                                                          8,800,000
                                                                                                                       -------------
  NEW MEXICO 0.8%
a Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put, 3.58%,
    9/01/24 .......................................................................................      1,500,000        1,500,000
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 5

Franklin Tax-Exempt Money Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK 2.3%
a Monroe County IDA Civic Facility Revenue, St. John Fisher College Project, Radian Insured,
    Weekly VRDN and Put, 4.70%, 6/01/34 ...........................................................     $  500,000     $    500,000
   MTA Transportation Facilities Revenue, TECP, 3.73%, 11/05/07 ...................................      4,000,000        4,000,000
                                                                                                                       -------------
                                                                                                                          4,500,000
                                                                                                                       -------------
  NORTH CAROLINA 4.7%
a North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 3.24%, 1/01/24 .............................................      5,000,000        5,000,000
a North Carolina State GO, Public Improvement, Series D, Weekly VRDN and Put, 3.28%,
    5/01/21 .......................................................................................      4,135,000        4,135,000
                                                                                                                       -------------
                                                                                                                          9,135,000
                                                                                                                       -------------
  OHIO 1.5%
a Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
    General Corp., Refunding, Series A, Daily VRDN and Put, 3.57%, 5/15/19 ........................      3,000,000        3,000,000
                                                                                                                       -------------
  OREGON 3.0%
  Deschutes County Administrative School District No. 1 GO, FGIC Insured, 4.50%, 6/15/08 ..........      3,000,000        3,014,469
a Oregon State GO, Series 73F, Weekly VRDN and Put, 3.30%, 12/01/17 ...............................      2,900,000        2,900,000
                                                                                                                       -------------
                                                                                                                          5,914,469
                                                                                                                       -------------
  PENNSYLVANIA 6.4%
a Chester County IDAR, Refunding, Daily VRDN and Put, 3.57%, 7/01/31 ..............................        400,000          400,000
a Delaware Valley Regional Finance Authority Local Government Revenue,
     Series A, Weekly VRDN and Put, 3.24%, 12/01/18 ...............................................      1,000,000        1,000,000
     Series A, Weekly VRDN and Put, 3.24%, 12/01/20 ...............................................      2,100,000        2,100,000
     Series C, Weekly VRDN and Put, 3.24%, 12/01/20 ...............................................        700,000          700,000
     Series D, Weekly VRDN and Put, 3.24%, 12/01/20 ...............................................      3,100,000        3,100,000
a Emmaus General Authority Revenue,
     Local Government, Series F-19, Weekly VRDN and Put, 3.27%, 3/01/24 ...........................        850,000          850,000
     Sub Series G-19, Weekly VRDN and Put, 3.27%, 3/01/24 .........................................      1,400,000        1,400,000
a Upper Dauphin IDAR, United Church Christ Homes, Weekly VRDN and Put, 3.50%,
    12/01/26 ......................................................................................      2,900,000        2,900,000
                                                                                                                       -------------
                                                                                                                         12,450,000
                                                                                                                       -------------
  TENNESSEE 3.6%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 3.58%, 11/01/35 ..........................................................................      2,245,000        2,245,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
     Daily VRDN and Put, 3.58%, 4/01/32 ...........................................................      1,300,000        1,300,000
     Daily VRDN and Put, 3.58%, 7/01/34 ...........................................................      1,385,000        1,385,000
     Weekly VRDN and Put, 3.43%, 11/01/27 .........................................................      2,000,000        2,000,000
                                                                                                                       -------------
                                                                                                                          6,930,000
                                                                                                                       -------------
  TEXAS 3.2%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
    Weekly VRDN and Put, 3.26%, 9/15/26 ...........................................................      5,100,000        5,100,012
  Denton ISD, GO, Series B, 3.75%, 8/15/21 ........................................................      1,200,000        1,200,000
                                                                                                                       -------------
                                                                                                                          6,300,012
                                                                                                                       -------------


6 | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  UTAH 2.0%
a Utah Transit Authority Sales Tax Revenue,
     Sub Series A, Daily VRDN and Put, 3.57%, 6/15/36 .............................................     $1,200,000     $  1,200,000
     Subordinated, Series B, Daily VRDN and Put, 3.54%, 6/15/36 ...................................      2,700,000        2,700,000
                                                                                                                       -------------
                                                                                                                          3,900,000
                                                                                                                       -------------
  WASHINGTON 1.8%
a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
    FSA Insured, Weekly VRDN and Put, 3.24%, 12/01/19 .............................................      3,470,000        3,470,000
                                                                                                                       -------------
  U.S. TERRITORIES 0.6%
  PUERTO RICO 0.6%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.20%, 12/01/15 ..........................................................      1,200,000        1,200,000
                                                                                                                       -------------
  TOTAL INVESTMENTS (COST $192,406,218) 99.1% .....................................................                     192,406,218
  OTHER ASSETS, LESS LIABILITIES 0.9% .............................................................                       1,655,421
                                                                                                                       -------------
  NET ASSETS 100.0% ...............................................................................                    $194,061,639
                                                                                                                       =============

See Selected Portfolio Abbreviations on page 8.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, OCTOBER 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACES    -  Adjustable Convertible Exempt Security
AMBAC   -  American Municipal Bond Assurance Corp.
COP     -  Certificate of Participation
EDA     -  Economic Development Authority
FGIC    -  Financial Guaranty Insurance Co.
FNMA    -  Federal National Mortgage Association
FSA     -  Financial Security Assurance Inc.
GO      -  General Obligation
HFA     -  Housing Finance Authority/Agency
IDA     -  Industrial Development Authority/Agency
IDAR    -  Industrial Development Authority Revenue
IDR     -  Industrial Development Revenue
ISD     -  Independent School District
MBIA    -  Municipal Bond Investors Assurance Corp.
MF      -  Multi-Family
MFR     -  Multi-Family Revenue
MTA     -  Metropolitan Transit Authority
PBA     -  Public Building Authority
PCR     -  Pollution Control Revenue
PUD     -  Public Utility District
TECP    -  Tax-Exempt Commercial Paper
TRAN    -  Tax and Revenue Anticipation Note
VHA     -  Volunteer Hospital of America
XLCA    -  XL Capital Assurance


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Tax-Exempt Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At October 31, 2007, the cost of investments for book and income tax purposes was the same.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT-MONEY FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2007






                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have  reviewed  this report on Form N-Q of FRANKLIN  TAX-EXEMPT  MONEY
FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have  reviewed  this report on Form N-Q of FRANKLIN  TAX-EXEMPT  MONEY
FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

12/27/07

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer